Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.4%
		Australia: 0.1%
180,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	$183,473	0.1

		Bermuda: 0.1%
150,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	151,592	0.1

		Canada: 0.2%
80,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	98,319	0.1
186,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	199,677	0.1
			297,996	0.2

		France: 0.7%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	596,366	0.3
265,000	(1)	BPCE SA, 2.700%, 10/01/2029	275,248	0.2
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	317,243	0.2
			1,188,857	0.7

		Japan: 0.8%
200,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	206,951	0.1
200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	213,935	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	209,131	0.1
639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	705,283	0.5
			1,335,300	0.8

		Mexico: 0.0%
MXN 1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN 39,102	(2)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,891	0.0
			1,891	0.0

		Netherlands: 0.4%
490,000		Shell International Finance BV, 3.250%, 05/11/2025	529,547	0.3
100,000		Shell International Finance BV, 4.000%, 05/10/2046	117,837	0.1
			647,384	0.4

		Norway: 0.0%
41,000		Equinor ASA, 3.125%, 04/06/2030	44,630	0.0

		South Africa: 0.1%
ZAR 1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	71,401	0.1

		Switzerland: 0.4%
400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	438,670	0.3
250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	264,922	0.1
			703,592	0.4

		United Kingdom: 0.7%
405,000	(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	447,209	0.3
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	206,829	0.1
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	215,482	0.1
150,000		Royalty Pharma PLC, 1.200%, 09/02/2025	149,118	0.1
150,000		Royalty Pharma PLC, 1.750%, 09/02/2027	149,482	0.1
			1,168,120	0.7

		United States: 17.9%
185,000		AbbVie, Inc., 3.200%, 11/21/2029	199,459	0.1
154,000		AbbVie, Inc., 3.800%, 03/15/2025	167,277	0.1
174,000		AbbVie, Inc., 4.050%, 11/21/2039	200,164	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/2036	376,793	0.2
100,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	109,215	0.1
153,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	166,228	0.1
53,000		Aetna, Inc., 2.800%, 06/15/2023	54,884	0.0
175,000		Altria Group, Inc., 4.500%, 05/02/2043	186,062	0.1
92,000		Altria Group, Inc., 4.800%, 02/14/2029	105,808	0.1
156,000		Amazon.com, Inc., 2.100%, 05/12/2031	158,125	0.1
171,000		Amazon.com, Inc., 2.875%, 05/12/2041	176,608	0.1
67,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	67,583	0.0
59,000		American International Group, Inc., 4.250%, 03/15/2029	67,600	0.0
174,000		American International Group, Inc., 4.500%, 07/16/2044	212,721	0.1
59,000		American International Group, Inc., 4.750%, 04/01/2048	75,359	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
650,000		American Tower Corp., 2.750%, 01/15/2027	$682,853	0.4
37,000		Amgen, Inc., 2.000%, 01/15/2032	35,607	0.0
300,000		Amgen, Inc., 3.200%, 11/02/2027	326,457	0.2
53,000		Analog Devices, Inc., 2.100%, 10/01/2031	53,158	0.0
22,000		Analog Devices, Inc., 2.800%, 10/01/2041	22,034	0.0
27,000		Analog Devices, Inc., 2.950%, 10/01/2051	27,044	0.0
170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	209,286	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	153,179	0.1
80,000		Apple, Inc., 2.650%, 02/08/2051	76,646	0.1
40,000		Apple, Inc., 2.700%, 08/05/2051	38,637	0.0
45,000		Apple, Inc., 2.850%, 08/05/2061	43,507	0.0
171,000		Assurant, Inc., 2.650%, 01/15/2032	169,726	0.1
148,000		AT&T, Inc., 3.650%, 09/15/2059	147,883	0.1
40,000		Atmos Energy Corp., 2.850%, 02/15/2052	38,297	0.0
161,000	(4)	Bank of America Corp., 1.734%, 07/22/2027	161,769	0.1
145,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	139,912	0.1
71,000	(4)	Bank of America Corp., 2.087%, 06/14/2029	70,930	0.0
52,000	(4)	Bank of America Corp., 2.299%, 07/21/2032	51,293	0.0
59,000	(4)	Bank of America Corp., 2.592%, 04/29/2031	60,252	0.0
496,000	(4)	Bank of America Corp., 2.687%, 04/22/2032	505,348	0.3
150,000	(4)	Bank of America Corp., 3.458%, 03/15/2025	159,622	0.1
233,000		Bank of America Corp., 4.183%, 11/25/2027	259,887	0.2
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	316,706	0.2
137,000		BAT Capital Corp., 2.259%, 03/25/2028	136,067	0.1
241,000	(1)	Berry Global, Inc., 1.650%, 01/15/2027	238,267	0.1
84,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	80,042	0.1
250,000		Boeing Co/The, 3.625%, 02/01/2031	267,803	0.2
74,000		Boeing Co/The, 5.150%, 05/01/2030	86,898	0.1
59,000		Boston Scientific Corp., 4.000%, 03/01/2029	66,902	0.0
41,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	39,499	0.0
126,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	138,994	0.1
80,000		Brookfield Finance LLC, 3.450%, 04/15/2050	82,738	0.1
150,000		CBRE Services, Inc., 2.500%, 04/01/2031	151,235	0.1
100,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	114,039	0.1
38,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	37,986	0.0
55,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	53,870	0.0
135,000		Cigna Corp., 3.200%, 03/15/2040	139,172	0.1
59,000		Cigna Corp., 3.400%, 03/15/2050	61,018	0.0
579,000		Citigroup, Inc., 4.000%, 08/05/2024	628,262	0.4
469,000		Citigroup, Inc., 5.500%, 09/13/2025	541,485	0.3
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	298,512	0.2
165,000		Comcast Corp., 2.350%, 01/15/2027	173,166	0.1
310,000		Comcast Corp., 4.150%, 10/15/2028	356,712	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	128,711	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	107,048	0.1
65,000		CSX Corp., 4.500%, 08/01/2054	82,077	0.1
198,000		CVS Health Corp., 4.300%, 03/25/2028	226,040	0.1
313,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	372,577	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
99,427		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	$103,376	0.1
80,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	85,624	0.1
135,000		Discovery Communications LLC, 5.300%, 05/15/2049	168,937	0.1
26,000		Dollar General Corp., 3.500%, 04/03/2030	28,617	0.0
120,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	128,856	0.1
108,000		DTE Electric Co., 4.300%, 07/01/2044	132,525	0.1
125,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	129,837	0.1
85,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	88,183	0.1
85,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	94,676	0.1
40,000		DXC Technology Co., 1.800%, 09/15/2026	39,965	0.0
40,000		DXC Technology Co., 2.375%, 09/15/2028	39,550	0.0
80,000	(1)	Ecolab, Inc., 2.750%, 08/18/2055	76,984	0.1
280,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	298,054	0.2
104,000		Energy Transfer L.P., 4.250%, 04/01/2024	111,373	0.1
1,026,000		Energy Transfer L.P., 4.900%, 02/01/2024	1,106,880	0.7
100,000		Energy Transfer L.P., 5.400%, 10/01/2047	119,357	0.1
36,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	35,197	0.0
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	242,461	0.2
93,000		Equifax, Inc., 2.350%, 09/15/2031	91,632	0.1
112,000		Essential Utilities, Inc., 2.704%, 04/15/2030	115,700	0.1
111,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	115,686	0.1
72,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	83,922	0.1
50,000		Eversource Energy, 1.400%, 08/15/2026	49,904	0.0
55,000		Extra Space Storage L.P., 2.350%, 03/15/2032	53,790	0.0
100,000		Exxon Mobil Corp., 2.610%, 10/15/2030	104,746	0.1
57,000		Exxon Mobil Corp., 2.995%, 08/16/2039	58,994	0.0
58,000		Exxon Mobil Corp., 3.095%, 08/16/2049	58,755	0.0
75,000		Exxon Mobil Corp., 3.452%, 04/15/2051	79,883	0.1
77,000		FedEx Corp., 4.050%, 02/15/2048	86,279	0.1
59,000		FedEx Corp., 5.250%, 05/15/2050	78,068	0.1
532,000		FirstEnergy Corp., 4.750%, 03/15/2023	554,014	0.3
233,000		Fiserv, Inc., 3.200%, 07/01/2026	251,671	0.2
125,000		FMC Corp., 3.200%, 10/01/2026	133,793	0.1
200,000		General Dynamics Corp., 3.500%, 04/01/2027	221,151	0.1
144,000	(5)	General Electric Co., 3.625%, 05/01/2030	160,117	0.1
205,000		General Electric Co., 6.750%, 03/15/2032	280,660	0.2
100,000	(5)	General Mills, Inc., 2.875%, 04/15/2030	105,191	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	245,909	0.2
260,000		HCA, Inc., 4.125%, 06/15/2029	290,630	0.2
130,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	137,220	0.1
150,000		Hess Corp., 5.600%, 02/15/2041	187,718	0.1
200,000		Intel Corp., 3.250%, 11/15/2049	207,562	0.1
59,000		Intel Corp., 4.750%, 03/25/2050	77,186	0.1
55,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	54,206	0.0
50,000		Johnson & Johnson, 3.625%, 03/03/2037	57,706	0.0
63,000	(4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	62,623	0.0
210,000	(4)	JPMorgan Chase & Co., 1.578%, 04/22/2027	210,553	0.1
23,000	(4)	JPMorgan Chase & Co., 1.953%, 02/04/2032	22,204	0.0
61,000	(4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	61,891	0.0
125,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	134,040	0.1
72,000	(4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	74,828	0.0
96,000	(4)	JPMorgan Chase & Co., 3.964%, 11/15/2048	111,414	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
59,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	$68,879	0.0
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	504,947	0.3
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	241,591	0.2
162,000		Kroger Co/The, 4.650%, 01/15/2048	200,272	0.1
48,000		Life Storage L.P., 2.400%, 10/15/2031	47,574	0.0
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	401,160	0.2
45,000		Mid-America Apartments L.P., 2.875%, 09/15/2051	43,593	0.0
170,000		Mississippi Power Co., 4.250%, 03/15/2042	200,368	0.1
100,000		Mondelez International, Inc., 2.750%, 04/13/2030	104,709	0.1
338,000	(4)	Morgan Stanley, 1.593%, 05/04/2027	339,203	0.2
146,000	(4)	Morgan Stanley, 2.239%, 07/21/2032	143,578	0.1
200,000		Morgan Stanley, 3.125%, 07/27/2026	215,373	0.1
303,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	334,127	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	652,704	0.4
150,000		Mosaic Co/The, 3.250%, 11/15/2022	154,319	0.1
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	315,946	0.2
150,000	(1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	148,344	0.1
214,000	(1),(5)	Nestle Holdings, Inc., 2.625%, 09/14/2051	209,641	0.1
43,000		Newmont Corp., 3.700%, 03/15/2023	44,569	0.0
143,000		Northern States Power Co/MN, 3.600%, 09/15/2047	160,314	0.1
39,000		ONEOK, Inc., 3.100%, 03/15/2030	40,736	0.0
233,000		Oracle Corp., 2.800%, 04/01/2027	246,966	0.2
54,000		Oracle Corp., 3.950%, 03/25/2051	57,057	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	53,380	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	109,221	0.1
26,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	25,645	0.0
21,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,766	0.0
33,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	32,954	0.0
140,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	149,509	0.1
168,000		PECO Energy Co., 4.150%, 10/01/2044	200,394	0.1
63,000		Phillips 66, 3.850%, 04/09/2025	68,681	0.0
175,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	186,964	0.1
200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	215,907	0.1
45,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	46,643	0.0
40,000		Quanta Services, Inc., 2.350%, 01/15/2032	39,178	0.0
160,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	196,361	0.1
61,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	58,085	0.0
15,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	14,473	0.0
75,000		Reynolds American, Inc., 5.850%, 08/15/2045	90,129	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	336,274	0.2
25,000		Ross Stores, Inc., 4.700%, 04/15/2027	28,731	0.0
116,000		salesforce.com, Inc., 1.950%, 07/15/2031	115,538	0.1
135,000		salesforce.com, Inc., 2.700%, 07/15/2041	134,763	0.1
55,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	54,722	0.0
370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	399,328	0.2
35,000		Southern California Edison Co., 3.650%, 02/01/2050	35,825	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	343,650	0.2
125,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	121,104	0.1
233,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	256,857	0.2
59,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	65,177	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
100,000		Unilever Capital Corp., 1.750%, 08/12/2031	$97,552	0.1
287,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	293,034	0.2
143,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	147,941	0.1
72,010		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	75,869	0.1
200,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	220,434	0.1
35,000		Ventas Realty L.P., 2.500%, 09/01/2031	34,592	0.0
107,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	105,880	0.1
86,000		Verizon Communications, Inc., 3.400%, 03/22/2041	89,896	0.1
86,000		Verizon Communications, Inc., 3.550%, 03/22/2051	90,811	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	261,178	0.2
265,000		Verizon Communications, Inc., 4.125%, 08/15/2046	304,536	0.2
335,000		VMware, Inc., 1.400%, 08/15/2026	333,646	0.2
40,000		VMware, Inc., 1.800%, 08/15/2028	39,443	0.0
240,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	250,031	0.2
327,000		Wells Fargo & Co., 3.000%, 10/23/2026	350,671	0.2
			29,304,880	17.9

	Total Corporate Bonds/Notes
	(Cost $33,707,138)		35,099,116	21.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.9%
		United States: 15.9%
163,948	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.165%, 05/25/2036	160,705	0.1
62,192		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	41,108	0.0
242,239		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	253,519	0.2
25,672		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	25,887	0.0
32,989		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	32,629	0.0
207,134		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	148,578	0.1
41,953	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.808%, 05/25/2035	42,491	0.0
201,151		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	200,460	0.1
41,366		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.586%, (US0001M + 0.500%), 11/25/2035	22,921	0.0
168,459	(1),(4)	CSMC Trust 2015-3 B1, 3.886%, 03/25/2045	170,041	0.1
807	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 0.588%, (US0001M + 0.500%), 01/27/2037	912	0.0
437,941		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.736%, (US0001M + 3.650%), 09/25/2029	453,303	0.3
441,142		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.086%, (US0001M + 3.000%), 10/25/2029	453,830	0.3
358,317		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.586%, (US0001M + 2.500%), 05/25/2030	364,162	0.2
90,789	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.386%, (US0001M + 2.300%), 08/25/2031	91,460	0.1
32,580	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.536%, (US0001M + 2.450%), 07/25/2031	32,788	0.0
36,223	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	2,052	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
11,791	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	$1,939	0.0
105,452	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	21,206	0.0
37,165	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	7,575	0.0
16,427	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	3,279	0.0
19,598	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	3,820	0.0
15,986	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	3,252	0.0
19,724	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	3,463	0.0
8,442	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	1,745	0.0
9,312	(6)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	1,855	0.0
285,312	(6)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	39,823	0.0
408,508	(4),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	48,254	0.0
5,187		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	5,699	0.0
7,384		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	8,339	0.0
36,400	(6)	Fannie Mae REMIC Trust 2002-12 SB, 7.664%, (-1.000*US0001M + 7.750%), 07/25/2031	8,501	0.0
23,517	(6)	Fannie Mae REMIC Trust 2002-2 SW, 7.664%, (-1.000*US0001M + 7.750%), 02/25/2032	5,508	0.0
9,842		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	11,503	0.0
4,072		Fannie Mae REMIC Trust 2002-29 F, 1.086%, (US0001M + 1.000%), 04/25/2032	4,165	0.0
11,955	(6)	Fannie Mae REMIC Trust 2002-41 S, 7.864%, (-1.000*US0001M + 7.950%), 07/25/2032	2,228	0.0
1,253		Fannie Mae REMIC Trust 2002-64 FJ, 1.086%, (US0001M + 1.000%), 04/25/2032	1,282	0.0
2,715		Fannie Mae REMIC Trust 2002-68 FH, 0.587%, (US0001M + 0.500%), 10/18/2032	2,732	0.0
431,395	(6)	Fannie Mae REMIC Trust 2002-77 JS, 7.913%, (-1.000*US0001M + 8.000%), 12/18/2032	102,046	0.1
11,455		Fannie Mae REMIC Trust 2002-84 FB, 1.086%, (US0001M + 1.000%), 12/25/2032	11,720	0.0
11,454		Fannie Mae REMIC Trust 2003-11 FA, 1.086%, (US0001M + 1.000%), 09/25/2032	11,614	0.0
2,510		Fannie Mae REMIC Trust 2003-116 FA, 0.486%, (US0001M + 0.400%), 11/25/2033	2,523	0.0
15,714	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	3,927	0.0
12,747	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	2,647	0.0
651	(6)	Fannie Mae REMIC Trust 2003-52 NS, 7.014%, (-1.000*US0001M + 7.100%), 06/25/2023	6	0.0
284,316	(6)	Fannie Mae REMIC Trust 2004-56 SE, 7.464%, (-1.000*US0001M + 7.550%), 10/25/2033	60,599	0.0
17,963		Fannie Mae REMIC Trust 2005-25 PS, 27.782%, (-4.400*US0001M + 28.160%), 04/25/2035	31,561	0.0
7,506	(6)	Fannie Mae REMIC Trust 2005-40 SB, 6.664%, (-1.000*US0001M + 6.750%), 05/25/2035	1,085	0.0
12,943		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	13,300	0.0
102,161		Fannie Mae REMIC Trust 2005-74 DK, 23.656%, (-4.000*US0001M + 24.000%), 07/25/2035	158,599	0.1
231,614		Fannie Mae REMIC Trust 2005-87 SB, 23.518%, (-3.667*US0001M + 23.833%), 10/25/2035	359,239	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
121,542		Fannie Mae REMIC Trust 2006-104 ES, 33.020%, (-5.000*US0001M + 33.450%), 11/25/2036	$238,928	0.2
9,383		Fannie Mae REMIC Trust 2006-11 PS, 24.251%, (-3.667*US0001M + 24.567%), 03/25/2036	15,669	0.0
22,558		Fannie Mae REMIC Trust 2006-46 SW, 23.884%, (-3.667*US0001M + 24.199%), 06/25/2036	34,613	0.0
4,962,701	(6)	Fannie Mae REMIC Trust 2006-51 SA, 6.484%, (-1.000*US0001M + 6.570%), 06/25/2036	965,413	0.6
46,992	(6)	Fannie Mae REMIC Trust 2006-90 SX, 7.144%, (-1.000*US0001M + 7.230%), 09/25/2036	8,452	0.0
5,361,581	(6)	Fannie Mae REMIC Trust 2007-116 DI, 5.854%, (-1.000*US0001M + 5.940%), 01/25/2038	1,050,500	0.7
35,620	(6)	Fannie Mae REMIC Trust 2007-88 XI, 6.454%, (-1.000*US0001M + 6.540%), 06/25/2037	7,935	0.0
474,196	(6)	Fannie Mae REMIC Trust 2007-89 SB, 6.464%, (-1.000*US0001M + 6.550%), 09/25/2037	69,195	0.1
909,871	(6)	Fannie Mae REMIC Trust 2007-94 SG, 6.364%, (-1.000*US0001M + 6.450%), 10/25/2037	188,046	0.1
248,774		Fannie Mae REMIC Trust 2010-109 SN, 24.570%, (-5.000*US0001M + 25.000%), 10/25/2040	657,579	0.4
39,030		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	43,522	0.0
1,932,627	(6)	Fannie Mae REMIC Trust 2011-55 SK, 6.474%, (-1.000*US0001M + 6.560%), 06/25/2041	429,408	0.3
1,461,748	(6)	Fannie Mae REMIC Trust 2011-86 NS, 5.864%, (-1.000*US0001M + 5.950%), 09/25/2041	252,391	0.2
338,094	(6)	Fannie Mae REMIC Trust 2012-10 US, 6.364%, (-1.000*US0001M + 6.450%), 02/25/2042	63,491	0.0
703,896	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	101,625	0.1
1,826,939	(6)	Fannie Mae REMIC Trust 2012-133 PS, 6.114%, (-1.000*US0001M + 6.200%), 03/25/2042	172,186	0.1
1,408,840	(6)	Fannie Mae REMIC Trust 2012-144 SB, 6.014%, (-1.000*US0001M + 6.100%), 01/25/2043	331,725	0.2
858,907	(6)	Fannie Mae REMIC Trust 2012-27 SB, 5.894%, (-1.000*US0001M + 5.980%), 11/25/2041	95,056	0.1
860,660	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	92,852	0.1
3,996,091	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	210,166	0.1
12,729,155	(6)	Fannie Mae REMICS 2019-15 SA, 5.914%, (-1.000*US0001M + 6.000%), 04/25/2049	2,392,810	1.5
16,831,074	(6)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	2,302,085	1.4
4,453,511	(6)	Freddie Mac 3502 DL, 5.916%, (-1.000*US0001M + 6.000%), 01/15/2039	923,592	0.6
130,241		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	133,116	0.1
7,615		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	7,991	0.0
17,697		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	19,436	0.0
4,718	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	748	0.0
26,343	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	4,146	0.0
12,343		Freddie Mac REMIC Trust 2122 F, 0.534%, (US0001M + 0.450%), 02/15/2029	12,394	0.0
34,567	(6)	Freddie Mac REMIC Trust 2134 SB, 7.616%, (-1.000*US0001M + 7.700%), 03/15/2029	4,369	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
37,842	(6)	Freddie Mac REMIC Trust 2136 SG, 7.566%, (-1.000*US0001M + 7.650%), 03/15/2029	$6,549	0.0
49,937	(6)	Freddie Mac REMIC Trust 2177 SB, 8.866%, (-1.000*US0001M + 8.950%), 08/15/2029	9,192	0.0
7,065		Freddie Mac REMIC Trust 2344 FP, 1.034%, (US0001M + 0.950%), 08/15/2031	7,236	0.0
2,945		Freddie Mac REMIC Trust 2412 GF, 1.034%, (US0001M + 0.950%), 02/15/2032	3,013	0.0
26,263		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	31,001	0.0
3,768		Freddie Mac REMIC Trust 2464 FI, 1.084%, (US0001M + 1.000%), 02/15/2032	3,854	0.0
3,865		Freddie Mac REMIC Trust 2470 LF, 1.084%, (US0001M + 1.000%), 02/15/2032	3,953	0.0
5,367		Freddie Mac REMIC Trust 2471 FD, 1.084%, (US0001M + 1.000%), 03/15/2032	5,489	0.0
4,363		Freddie Mac REMIC Trust 2504 FP, 0.584%, (US0001M + 0.500%), 03/15/2032	4,393	0.0
15,028		Freddie Mac REMIC Trust 2551 LF, 0.584%, (US0001M + 0.500%), 01/15/2033	15,247	0.0
15,353		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	15,809	0.0
189,701		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	216,375	0.1
166,410		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	187,852	0.1
36,335		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	41,458	0.0
33,490	(6)	Freddie Mac REMIC Trust 3004 SB, 6.066%, (-1.000*US0001M + 6.150%), 07/15/2035	4,370	0.0
7,615		Freddie Mac REMIC Trust 3025 SJ, 24.443%, (-3.667*US0001M + 24.750%), 08/15/2035	13,040	0.0
546,653	(6)	Freddie Mac REMIC Trust 3223 S, 5.866%, (-1.000*US0001M + 5.950%), 10/15/2036	90,370	0.1
1,422,897	(6)	Freddie Mac REMIC Trust 3505 SA, 5.916%, (-1.000*US0001M + 6.000%), 01/15/2039	290,629	0.2
1,310,240	(6)	Freddie Mac REMIC Trust 3702 S, 4.366%, (-1.000*US0001M + 4.450%), 05/15/2036	158,368	0.1
782,834	(6)	Freddie Mac REMIC Trust 3925 SD, 5.966%, (-1.000*US0001M + 6.050%), 07/15/2040	53,273	0.0
693,020	(6)	Freddie Mac REMIC Trust 4136 SW, 6.166%, (-1.000*US0001M + 6.250%), 11/15/2032	104,933	0.1
394,191	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	61,605	0.0
5,169,118	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	736,135	0.5
8,361,565	(6)	Freddie Mac REMICS 3582 SL, 6.066%, (-1.000*US0001M + 6.150%), 10/15/2039	1,639,377	1.0
586,985	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	63,136	0.0
212,768	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.936%, (US0001M + 1.850%), 09/25/2049	213,890	0.1
656,849	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.186%, (US0001M + 3.100%), 03/25/2050	667,124	0.4
260,254	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.136%, (US0001M + 2.050%), 07/25/2049	263,499	0.2
361,960	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.436%, (US0001M + 2.350%), 02/25/2049	366,274	0.2
104,012		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.986%, (US0001M + 3.900%), 12/25/2027	105,154	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
282,133		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.436%, (US0001M + 6.350%), 09/25/2028	$297,294	0.2
11,257	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.642%, 10/25/2046	11,348	0.0
223,018		Ginnie Mae Series 2007-8 SP, 21.765%, (-3.242*US0001M + 22.048%), 03/20/2037	359,014	0.2
1,007,092	(6)	Ginnie Mae Series 2010-68 MS, 5.763%, (-1.000*US0001M + 5.850%), 06/20/2040	183,111	0.1
762,241	(6)	Ginnie Mae Series 2012-97 SC, 6.615%, (-1.000*US0001M + 6.700%), 07/16/2041	122,898	0.1
9,644,801	(6)	Ginnie Mae Series 2014-133 BS, 5.513%, (-1.000*US0001M + 5.600%), 09/20/2044	1,557,949	1.0
155,370		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.506%, (US0001M + 0.210%), 04/25/2036	153,354	0.1
34,884	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	35,046	0.0
31,192	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	31,559	0.0
484,257	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.442%, 10/25/2050	495,552	0.3
11,320	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 2.746%, 09/25/2035	11,505	0.0
410,218		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.506%, (US0001M + 0.420%), 04/25/2046	395,619	0.3
535,817	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 2.508%, 07/25/2035	543,095	0.3
43,299	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 2.595%, 07/25/2035	44,273	0.0
267,076	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.746%, 08/25/2047	272,814	0.2
401,331	(1),(4)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	406,612	0.3
75,926	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	77,773	0.1
31,851	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	32,055	0.0
56,095	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	56,613	0.0
138,105		Lehman XS Trust Series 2005-5N 1A2, 0.446%, (US0001M + 0.360%), 11/25/2035	134,126	0.1
45,716	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 2.639%, 04/25/2036	45,776	0.0
191,973	(1),(4)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	192,655	0.1
1,567,744	(4),(6)	RALI Series Trust 2006-QO1 X2, 2.154%, 02/25/2046	112,678	0.1
14,630	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	14,876	0.0
4,493,607	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.776%, 08/25/2045	190,759	0.1
26,832	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.029%, 10/25/2036	27,172	0.0
89,540	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.824%, 08/25/2046	89,871	0.1
198,106	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.993%, 12/25/2036	199,940	0.1
60,744	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.707%, 04/25/2037	61,054	0.0
55,284		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.516%, (US0001M + 0.430%), 06/25/2037	44,681	0.0
123,475	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.763%, 08/20/2045	122,791	0.1

	Total Collateralized Mortgage Obligations
	(Cost $23,968,696)		25,977,780	15.9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: 13.3%
		Australia: 0.2%
AUD 558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	$385,127	0.2

		China: 6.3%
CNY 13,660,000		China Government Bond, 2.850%, 06/04/2027	2,116,163	1.3
CNY 6,880,000		China Government Bond, 3.250%, 06/06/2026	1,090,218	0.7
CNY 29,640,000		China Government Bond, 3.250%, 11/22/2028	4,699,427	2.9
CNY 12,880,000		China Government Bond, 3.290%, 05/23/2029	2,048,505	1.2
CNY 1,780,000		China Government Bond, 4.080%, 10/22/2048	304,313	0.2
			10,258,626	6.3

		Germany: 0.3%
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	36,929	0.0
EUR 120,000		Bundesrepublik Deutschland Bundesanleihe, -0.580%, 08/15/2026	143,010	0.1
EUR 200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	292,535	0.2
EUR 10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,183	0.0
			484,657	0.3

		Indonesia: 0.3%
IDR 6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	507,595	0.3

		Italy: 0.9%
EUR 438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	739,988	0.4
EUR 438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	742,246	0.5
			1,482,234	0.9

		Malaysia: 1.1%
MYR 7,864,000		Malaysia Government Bond, 3.828%, 07/05/2034	1,862,980	1.1

		Portugal: 1.0%
EUR 1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,588,914	1.0

		Spain: 1.5%
EUR 870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,110,222	0.7
EUR 908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,400,842	0.8
			2,511,064	1.5

		Thailand: 0.4%
THB 17,994,000		Thailand Government Bond, 2.875%, 12/17/2028	581,190	0.4

		United Kingdom: 1.3%
GBP 1,500,000		United Kingdom Gilt, 4.000%, 03/07/2022	2,056,064	1.3

	Total Sovereign Bonds
	(Cost $20,151,557)		21,718,451	13.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.8%
		Federal Home Loan Mortgage Corporation: 0.5%(7)
441,039		3.500%,01/01/2048	473,759	0.3
100,189		4.000%,09/01/2045	109,363	0.1
62,173		4.000%,09/01/2045	68,181	0.0
51,830		4.000%,09/01/2045	56,597	0.0
46,811		4.000%,09/01/2045	51,029	0.0
73,098		4.000%,05/01/2046	79,542	0.1
6,290		5.000%,12/01/2034	6,992	0.0
16,311		6.000%,02/01/2034	18,968	0.0
188		6.500%,02/01/2022	190	0.0
566		6.500%,09/01/2022	576	0.0
1,634		6.500%,08/01/2032	1,885	0.0
5,578		6.500%,07/01/2034	6,273	0.0
4,195		6.500%,07/01/2034	4,717	0.0
			878,072	0.5

		Federal National Mortgage Association: 0.0%(7)
54,788		2.163%, (US0012M + 1.777%),10/01/2036	58,193	0.0

		Government National Mortgage Association: 3.7%
468,000	(8)	2.000%,11/15/2051	473,887	0.3
2,103,000	(8)	2.500%,11/15/2051	2,167,322	1.3
3,205,000	(8)	3.000%,11/15/2051	3,343,090	2.1
20,970		5.000%,04/15/2034	24,222	0.0
9,571		6.500%,02/20/2035	11,343	0.0
			6,019,864	3.7

		Uniform Mortgage-Backed Securities: 5.6%
3,147,000	(8)	2.000%,11/15/2051	3,150,073	1.9
31,313		2.500%,06/01/2030	32,849	0.0
42,030		2.500%,06/01/2030	44,064	0.0
17,923		2.500%,07/01/2030	18,828	0.0
2,475,000	(8)	2.500%,11/15/2051	2,547,220	1.6
1,900,000	(8)	3.500%,10/15/2051	2,010,475	1.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
47,625		4.000%,05/01/2045	$52,176	0.1
872,515		4.000%,04/01/2049	948,931	0.6
46,796		5.000%,06/01/2041	53,163	0.1
6,486		5.500%,09/01/2024	7,241	0.0
43,122		6.000%,11/01/2034	50,761	0.0
71,570		6.000%,04/01/2035	82,949	0.1
30,536		6.500%,12/01/2029	34,334	0.0
13,238		6.500%,01/01/2034	14,931	0.0
214		7.000%,04/01/2033	240	0.0
11,265		7.500%,09/01/2032	13,126	0.0
24,256		7.500%,01/01/2033	27,773	0.0
			9,089,134	5.6

	Total U.S. Government Agency Obligations
	(Cost $15,967,700)		16,045,263	9.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.1%
		United States: 9.1%
6,741,302	(4),(6)	BANK 2017-BNK5 XA, 1.190%, 06/15/2060	275,940	0.2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.784%, 07/15/2060	529,859	0.3
1,948,000	(1),(4),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	146,088	0.1
984,983	(4),(6)	BANK 2019-BNK16 XA, 1.118%, 02/15/2052	56,422	0.0
9,416,535	(4),(6)	BANK 2019-BNK21 XA, 0.991%, 10/17/2052	542,121	0.3
8,020,000	(1),(4),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	182,514	0.1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	201,667	0.1
1,188,772	(4),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.207%, 03/15/2052	77,524	0.0
180,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	183,782	0.1
2,986,232	(4),(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.918%, 07/15/2053	322,648	0.2
270,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	279,129	0.2
1,651,161	(4),(6)	CD 2016-CD1 Mortgage Trust XA, 1.525%, 08/10/2049	90,172	0.1
7,900,000	(4),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.987%, 08/10/2049	307,166	0.2
3,061,987	(4),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	141,411	0.1
8,867,928	(1),(4),(6)	COMM 2012-LTRT XA, 0.991%, 10/05/2030	37,764	0.0
110,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	108,948	0.1
10,565,098	(4),(6)	COMM 2014-CR16 XA, 1.117%, 04/10/2047	221,523	0.1
570,000	(4)	COMM 2016-COR1 C, 4.510%, 10/10/2049	611,750	0.4
4,040,527	(4),(6)	COMM 2016-CR28 XA, 0.792%, 02/10/2049	95,582	0.1
200,000	(4)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	193,911	0.1
500,000		CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	524,343	0.3
275,916	(1),(2)	DBUBS 2011-LC2A F Mortgage Trust, 3.736%, (US0001M + 3.650%), 07/10/2044	223,492	0.1
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.625%, 08/10/2049	247,684	0.1
270,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	274,712	0.2
7,000,000	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	210,050	0.1
4,085,495	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	281,531	0.2
2,097,951	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	301,238	0.2
2,109,000	(6)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	188,006	0.1
15,579,777	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	268	0.0
143,000	(1),(4)	Grace Trust 2020-GRCE E, 2.769%, 12/10/2040	133,832	0.1
500,000	(1)	Great Wolf Trust 2019-WOLF E, 2.816%, (US0001M + 2.732%), 12/15/2036	491,829	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	$104,348	0.1
3,731,425	(4),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.190%, 11/10/2046	64,860	0.0
2,291,151	(4),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.173%, 05/10/2050	119,476	0.1
410,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	417,597	0.3
310,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	311,859	0.2
5,130,188	(4),(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.934%, 09/01/2052	277,681	0.2
861,356	(4),(6)	GS Mortgage Securities Trust 2020-GC47 XA, 1.246%, 05/12/2053	71,430	0.0
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,426,426	0.9
2,309,142	(4),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.156%, 06/15/2045	6,524	0.0
269,944	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	277,578	0.2
723,154	(1)	KKR Industrial Portfolio Trust 2020-AIP C, 1.717%, (US0001M + 1.633%), 03/15/2037	724,681	0.4
140,000	(1),(4)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.317%, 04/20/2048	140,003	0.1
2,649,422	(1),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.095%, 03/10/2050	63,524	0.0
1,090,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.757%, 11/15/2045	1,039,110	0.6
18,750,000	(1),(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.581%, 12/15/2047	264,598	0.2
1,709,029	(4),(6)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.425%, 05/15/2054	164,572	0.1
700,000	(1)	SFO Commercial Mortgage Trust 2021-555 C, 1.884%, (US0001M + 1.800%), 05/15/2038	704,236	0.4
6,661,085	(4),(6)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.039%, 03/15/2051	317,312	0.2
2,907,898	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.935%, 08/15/2045	18,336	0.0
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.381%, 03/15/2045	444,883	0.3
330,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.101%, 06/15/2046	291,062	0.2
8,597,725	(4),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.173%, 03/15/2047	154,615	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $15,116,012)		14,887,617	9.1

U.S. TREASURY OBLIGATIONS: 1.1%
		U.S. Treasury Bonds: 0.2%
1,000		1.250%,05/15/2050	819	0.0
1,700		1.625%,11/15/2050	1,528	0.0
237,000		1.750%,08/15/2041	226,631	0.1
62,400		2.375%,05/15/2051	66,612	0.1
			295,590	0.2

		U.S. Treasury Notes: 0.9%
1,000		0.125%,10/15/2023	997	0.0
215,500		0.750%,08/31/2026	213,227	0.1
1,000		1.125%,08/31/2028	988	0.0
1,323,700		1.250%,08/15/2031	1,291,745	0.8
			1,506,957	0.9

	Total U.S. Treasury Obligations
	(Cost $1,825,445)		1,802,547	1.1

ASSET-BACKED SECURITIES: 9.4%
		United States: 9.4%
700,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 1.508%, (US0003M + 1.350%), 04/15/2034	700,755	0.4
600,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 2.126%, (US0003M + 2.000%), 01/15/2030	600,028	0.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.083%, (US0003M + 1.950%), 04/14/2029	$496,905	0.3
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.534%, (US0003M + 1.400%), 10/17/2030	350,034	0.2
500,000	(1)	Barings Clo Ltd. 2019-4A C, 2.926%, (US0003M + 2.800%), 01/15/2033	500,770	0.3
412,500	(1)	BlueMountain CLO 2013-2A CR, 2.088%, (US0003M + 1.950%), 10/22/2030	410,140	0.2
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.126%, (US0003M + 2.000%), 04/15/2034	249,611	0.2
250,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.576%, (US0003M + 1.400%), 04/19/2034	250,270	0.2
300,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.384%, (US0003M + 2.250%), 07/20/2029	300,001	0.2
1,000,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.274%, (US0003M + 1.140%), 04/20/2034	1,000,932	0.6
250,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.534%, (US0003M + 1.400%), 07/20/2031	250,069	0.2
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 1.539%, (US0003M + 1.450%), 10/17/2034	250,000	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.526%, (US0003M + 2.400%), 07/16/2030	400,070	0.2
500,000	(1)	CIFC Funding 2020-2A AR Ltd., 1.289%, (US0003M + 1.170%), 10/20/2034	500,050	0.3
236,090	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.861%, 03/25/2036	143,149	0.1
400,000	(1)	Clear Creek CLO 2015-1A CR, 2.084%, (US0003M + 1.950%), 10/20/2030	400,007	0.2
650,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.356%, (US0003M + 1.230%), 10/15/2029	650,023	0.4
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 1.976%, (US0003M + 1.850%), 10/15/2030	500,012	0.3
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 1.884%, (US0003M + 1.750%), 04/20/2031	396,315	0.2
500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.134%, (US0003M + 2.000%), 10/20/2027	500,008	0.3
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 1.934%, (US0003M + 1.800%), 04/20/2030	249,149	0.2
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.288%, (US0003M + 2.150%), 01/23/2031	400,042	0.2
250,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.414%, (US0003M + 1.280%), 01/20/2032	250,116	0.2
200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	209,926	0.1
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	250,062	0.2
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 1.925%, (US0003M + 1.800%), 04/26/2031	497,991	0.3
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.084%, (US0003M + 1.950%), 03/17/2030	249,875	0.2
550,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.184%, (US0003M + 2.050%), 07/20/2030	550,012	0.3
350,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.326%, (US0003M + 1.200%), 07/15/2029	350,013	0.2
1,200,000	(1)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150%), 07/15/2034	1,201,505	0.7
440,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.276%, (US0003M + 2.150%), 01/15/2032	439,211	0.3
400,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.188%, (US0003M + 2.050%), 01/23/2029	399,731	0.2
400,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 2.188%, (US0003M + 2.050%), 01/23/2029	400,031	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States: (continued)
250,000	(1) THL Credit Wind River 2013-2A CR CLO Ltd., 2.134%, (US0003M + 2.000%), 10/18/2030	$249,337	0.2
800,000	(1) THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	800,574	0.5

	Total Asset-Backed Securities
	(Cost $15,283,001)	15,346,724	9.4

STRUCTURED NOTES: –%
	Russia: –%
RUB 3,719,550	(2) Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	–	–

	Total Structured Notes
	(Cost $133,630)	–	–

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
2,149	(2),(5),(9)	American Media, Inc.	–	–
18	(9)	Ingevity Corp.	1,285	0.0
4,988		Resolute Forest Products, Inc.	59,357	0.0
120		WestRock Co.	5,979	0.0

		Total Common Stock
		(Cost $131,025)	66,621	0.0

MUTUAL FUNDS: 24.4%
		United States: 24.4%
760,919		Voya Emerging Markets Corporate Debt Fund - Class P	7,837,470	4.8
1,427,673		Voya Emerging Markets Hard Currency Debt Fund - Class P	13,677,109	8.3
1,140,805		Voya Emerging Markets Local Currency Debt Fund - Class P	7,301,153	4.5
1,373,363		Voya High Yield Bond Fund - Class P	11,083,036	6.8

		Total Mutual Funds
		(Cost $40,741,916)	39,898,768	24.4

			Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
		Total Purchased Options
		(Cost $82,523)	$24,468	0.0

		Total Long-Term Investments
		(Cost $167,108,643)	170,867,355	104.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreements: 0.2%
341,836	(11)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $341,837, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $348,673, due 06/30/22-02/15/28)
		(Cost $341,836)	341,836	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
3,560,000	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $3,560,000)	3,560,000	2.2

	Total Short-Term Investments
	(Cost $3,901,836)		3,901,836	2.4

	Total Investments in Securities (Cost $171,010,479)		$174,769,191	106.8
	Liabilities in Excess of Other Assets		(11,173,192)	(6.8)
	Net Assets		$163,595,999	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(5)	Security, or a portion of the security, is on loan.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2021.

Currency Abbreviations:
AUD	Australian Dollar
CNY	Chinese Yuan
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	24.4%
Collateralized Mortgage Obligations	15.9
Sovereign Bonds	13.3
Other Asset-Backed Securities	9.4
Commercial Mortgage-Backed Securities	9.1
Financial	7.5
Uniform Mortgage-Backed Securities	5.6
U.S. Government Agency Obligations	4.2
Consumer, Non-cyclical	4.0
Utilities	2.5
Energy	2.4
Communications	1.9
Technology	1.3
Industrial	1.1
U.S. Treasury Obligations	1.1
Consumer, Cyclical	0.5
Basic Materials	0.2
Purchased Options	0.0
Communication Services	0.0
Materials	0.0
Structured Notes	0.0
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
United States	$66,621	$–	$–	$66,621
Total Common Stock	66,621	–	–	66,621
Mutual Funds	39,898,768	–	–	39,898,768
Purchased Options	–	24,468	–	24,468
Corporate Bonds/Notes	–	35,097,225	1,891	35,099,116
Collateralized Mortgage Obligations	–	25,977,780	–	25,977,780
Asset-Backed Securities	–	15,346,724	–	15,346,724
U.S. Government Agency Obligations	–	16,045,263	–	16,045,263
Commercial Mortgage-Backed Securities	–	14,664,125	223,492	14,887,617
Sovereign Bonds	–	21,718,451	–	21,718,451
U.S. Treasury Obligations	–	1,802,547	–	1,802,547
Structured Notes	–	–	–	–
Short-Term Investments	3,560,000	341,836	–	3,901,836
Total Investments, at fair value	$43,525,389	$131,018,419	$225,383	$174,769,191
Other Financial Instruments+
Centrally Cleared Swaps	–	1,782,366	–	1,782,366
Forward Foreign Currency Contracts	–	991,895	–	991,895
Futures	194,482	–	–	194,482
Total Assets	$43,719,871	$133,792,680	$225,383	$177,737,934
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,943,453)	$–	$(1,943,453)
Forward Foreign Currency Contracts	–	(1,960,080)	–	(1,960,080)
Futures	(458,782)	–	–	(458,782)
OTC Swaps	–	(24,889)	–	(24,889)
Written Options	–	(54,243)	–	(54,243)
Total Liabilities	$(458,782)	$(3,982,665)	$–	$(4,441,447)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$7,704,709	$266,763	$-	$(134,002)	$7,837,470	$266,925	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	13,865,056	519,598	-	(707,545)	13,677,109	519,739	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	7,896,804	208,968	-	(804,619)	7,301,153	263,826	-	-
Voya High Yield Bond Fund - Class P	10,589,497	454,823	-	38,716	11,083,036	479,400	-	-
	$40,056,066	$1,450,152	$-	$(1,607,450)	$39,898,768	$1,529,890	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW 2,244,175,069	USD 1,944,861	Barclays Bank PLC	10/01/21	$(49,443)
USD 19,266	PHP 966,184	Barclays Bank PLC	10/01/21	325
PHP 966,184	USD 18,935	Barclays Bank PLC	10/01/21	6
SEK 5,728,440	USD 659,939	Barclays Bank PLC	10/15/21	(5,537)
EUR 1,518,149	USD 1,781,335	Barclays Bank PLC	10/15/21	(22,419)
USD 222,641	EUR 192,162	Barclays Bank PLC	10/15/21	(272)
SEK 4,108,381	USD 472,905	Barclays Bank PLC	10/15/21	(3,574)
CHF 547,853	USD 593,005	Barclays Bank PLC	10/15/21	(4,987)
USD 1,845,287	MYR 7,721,050	Barclays Bank PLC	12/03/21	7,598
USD 18,798	PHP 966,184	Barclays Bank PLC	12/03/21	34
USD 784,228	IDR 11,336,669,763	BNP Paribas	10/01/21	(7,854)
USD 146,428	HUF 43,692,117	BNP Paribas	10/01/21	5,608
HUF 43,692,117	USD 142,648	BNP Paribas	10/01/21	(1,828)
PLN 941,843	USD 239,705	BNP Paribas	10/01/21	(2,898)
RUB 23,348,652	USD 321,292	BNP Paribas	10/01/21	(531)
USD 2,387,397	EUR 2,037,237	BNP Paribas	10/15/21	27,071
SEK 4,578,106	USD 533,082	BNP Paribas	10/15/21	(10,091)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

USD 6,041,485	EUR 5,149,315	BNP Paribas	10/15/21	$75,530
USD 2,098,767	GBP 1,535,095	BNP Paribas	10/15/21	30,349
SEK 21,434,946	USD 2,487,250	BNP Paribas	10/15/21	(38,578)
JPY 279,479,239	USD 2,518,149	BNP Paribas	10/15/21	(6,801)
USD 771,968	SEK 6,714,111	BNP Paribas	10/15/21	4,965
USD 1,733,821	CHF 1,604,929	BNP Paribas	10/15/21	11,229
GBP 1,002,040	USD 1,355,970	BNP Paribas	10/15/21	(5,802)
AUD 3,031,444	USD 2,200,086	BNP Paribas	10/15/21	(8,396)
CAD 864,644	USD 683,295	BNP Paribas	10/15/21	994
USD 1,418,792	NZD 2,066,733	BNP Paribas	10/15/21	(15,945)
USD 1,189,720	CAD 1,509,671	BNP Paribas	10/15/21	(2,170)
CHF 370,634	USD 396,725	BNP Paribas	10/15/21	1,082
JPY 237,827,675	USD 2,123,727	BNP Paribas	10/15/21	13,348
USD 2,645,253	JPY 294,555,570	BNP Paribas	10/15/21	(7,877)
USD 3,888,209	AUD 5,327,262	BNP Paribas	10/15/21	36,677
EUR 1,784,767	USD 2,094,620	BNP Paribas	10/15/21	(26,804)
USD 2,374,133	CHF 2,183,633	BNP Paribas	10/15/21	30,411
USD 3,155,056	EUR 2,668,552	BNP Paribas	10/15/21	63,293
USD 1,448,427	CHF 1,336,492	BNP Paribas	10/15/21	13,952
USD 3,347,849	CAD 4,293,265	BNP Paribas	10/15/21	(41,695)
USD 3,629,402	AUD 5,005,278	BNP Paribas	10/15/21	10,660
AUD 5,182,605	USD 3,769,215	BNP Paribas	10/15/21	(22,268)
GBP 222,170	USD 305,288	BNP Paribas	10/15/21	(5,932)
USD 1,201,417	NZD 1,713,796	BNP Paribas	10/15/21	18,373
USD 2,030,562	CHF 1,891,773	BNP Paribas	10/15/21	97
JPY 537,792,296	USD 4,895,340	BNP Paribas	10/15/21	(62,840)
EUR 3,105,673	USD 3,654,818	BNP Paribas	10/15/21	(56,610)
CAD 8,426,078	USD 6,679,173	BNP Paribas	10/15/21	(26,762)
AUD 10,984,314	USD 7,968,219	BNP Paribas	10/15/21	(26,722)
USD 1,253,339	GBP 914,868	BNP Paribas	10/15/21	20,627
JPY 253,656,393	USD 2,306,261	BNP Paribas	10/15/21	(26,952)
EUR 761,542	USD 895,909	BNP Paribas	10/15/21	(13,592)
USD 4,630,637	JPY 509,157,067	BNP Paribas	10/15/21	55,448
USD 4,266,159	EUR 3,590,409	BNP Paribas	10/15/21	106,341
GBP 913,045	USD 1,252,380	BNP Paribas	10/15/21	(22,126)
AUD 1,934,021	USD 1,399,775	BNP Paribas	10/15/21	5,651
USD 186,908	COP 703,004,542	BNP Paribas	11/05/21	2,721
USD 317,713	RUB 23,348,652	BNP Paribas	12/03/21	118
USD 142,318	HUF 43,692,117	BNP Paribas	12/03/21	1,826
USD 239,705	PLN 941,843	BNP Paribas	12/03/21	2,951
NOK 8,458,544	USD 977,728	Brown Brothers Harriman & Co.	10/15/21	(10,206)
CAD 2,693,258	USD 2,102,997	Brown Brothers Harriman & Co.	10/15/21	23,337
AUD 1,125,549	USD 815,796	Brown Brothers Harriman & Co.	10/15/21	(2,040)
NOK 4,884,590	USD 569,931	Brown Brothers Harriman & Co.	10/15/21	(11,212)
JPY 460,000	USD 4,154	Brown Brothers Harriman & Co.	10/15/21	(20)
CHF 1,838,946	USD 1,988,867	Brown Brothers Harriman & Co.	10/15/21	(15,101)
USD 2,158,362	JPY 236,139,505	Brown Brothers Harriman & Co.	10/15/21	36,457
CAD 1,881,474	USD 1,475,787	Brown Brothers Harriman & Co.	10/15/21	9,641
USD 624,527	SEK 5,457,066	Brown Brothers Harriman & Co.	10/15/21	1,126
NOK 14,777,705	USD 1,703,739	Brown Brothers Harriman & Co.	10/15/21	(13,406)
USD 577,486	GBP 418,701	Brown Brothers Harriman & Co.	10/15/21	13,320
USD 1,008,106	SEK 8,692,392	Brown Brothers Harriman & Co.	10/15/21	15,110
USD 2,292,175	SEK 19,888,004	Brown Brothers Harriman & Co.	10/15/21	20,222
DKK 3,145,127	USD 497,066	Brown Brothers Harriman & Co.	10/15/21	(7,070)
USD 393,025	CAD 501,118	Brown Brothers Harriman & Co.	10/15/21	(2,609)
USD 1,053,888	NZD 1,516,621	Brown Brothers Harriman & Co.	10/15/21	6,954
SEK 17,451,670	USD 2,023,908	Brown Brothers Harriman & Co.	10/15/21	(30,275)
GBP 1,953,189	USD 2,702,281	Brown Brothers Harriman & Co.	10/15/21	(70,514)
USD 1,715,872	NOK 14,807,053	Brown Brothers Harriman & Co.	10/15/21	22,182
USD 1,233,940	NZD 1,734,582	Brown Brothers Harriman & Co.	10/15/21	36,547
USD 479,325	SEK 4,197,015	Brown Brothers Harriman & Co.	10/15/21	(758)
NOK 5,550,328	USD 641,669	Brown Brothers Harriman & Co.	10/15/21	(6,801)
HKD 379,429	USD 48,757	Brown Brothers Harriman & Co.	12/03/21	(8)
USD 1,908,231	KRW 2,244,175,069	Citibank N.A.	10/01/21	12,813
USD 316,976	RUB 23,348,653	Citibank N.A.	10/01/21	(3,786)
IDR 11,336,669,763	USD 795,344	Citibank N.A.	10/01/21	(3,262)
USD 85,631	CZK 1,836,117	Citibank N.A.	10/01/21	1,700
EUR 8,431	USD 9,976	Citibank N.A.	10/15/21	(208)
NZD 2,196,711	USD 1,527,274	Citibank N.A.	10/15/21	(10,870)
GBP 1,885,203	USD 2,610,430	Citibank N.A.	10/15/21	(70,269)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

CHF 2,565,271	USD 2,765,492	Citibank N.A.	10/15/21	$(12,153)
NOK 2,947,322	USD 338,699	Citibank N.A.	10/15/21	(1,573)
USD 2,150,448	JPY 239,706,625	Citibank N.A.	10/15/21	(3,510)
NZD 2,797,840	USD 1,960,976	Citibank N.A.	10/15/21	(29,608)
USD 2,367,903	NOK 20,941,734	Citibank N.A.	10/15/21	(27,496)
GBP 1,779,577	USD 2,447,434	Citibank N.A.	10/15/21	(49,596)
NOK 20,955,287	USD 2,423,179	Citibank N.A.	10/15/21	(26,229)
CHF 2,000,665	USD 2,190,584	Citibank N.A.	10/15/21	(43,244)
USD 221,243	PEN 901,962	Citibank N.A.	11/05/21	3,264
KRW 2,244,175,069	USD 1,906,545	Citibank N.A.	12/03/21	(13,477)
USD 789,781	IDR 11,336,669,763	Citibank N.A.	12/03/21	3,650
TRY 893,433	USD 100,944	Credit Suisse International	10/01/21	(479)
USD 97,445	TRY 893,433	Credit Suisse International	12/03/21	103
GBP 30,000	USD 41,336	Deutsche Bank AG	10/15/21	(914)
USD 122,997	RON 509,854	Goldman Sachs International	10/01/21	3,656
RON 509,854	USD 120,478	Goldman Sachs International	10/01/21	(1,137)
USD 673,153	BRL 3,502,483	Goldman Sachs International	11/05/21	33,263
USD 120,080	RON 509,854	Goldman Sachs International	12/03/21	1,156
USD 247,571	ILS 792,296	HSBC Bank USA N.A.	10/01/21	1,817
USD 245,903	PLN 941,843	HSBC Bank USA N.A.	10/01/21	9,096
USD 157,833	CLP 121,399,057	HSBC Bank USA N.A.	11/05/21	8,595
ILS 792,296	USD 247,699	HSBC Bank USA N.A.	12/03/21	(1,809)
USD 103,871	TRY 893,433	JPMorgan Chase Bank N.A.	10/01/21	3,406
USD 714,904	ZAR 10,344,239	JPMorgan Chase Bank N.A.	10/01/21	27,978
USD 396,813	SGD 537,066	JPMorgan Chase Bank N.A.	10/01/21	1,271
USD 7,257	JPY 797,548	JPMorgan Chase Bank N.A.	10/15/21	90
USD 240,532	JPY 26,260,985	JPMorgan Chase Bank N.A.	10/15/21	4,556
USD 257,257	MXN 5,176,878	JPMorgan Chase Bank N.A.	11/05/21	7,676
SGD 537,066	USD 396,752	JPMorgan Chase Bank N.A.	12/03/21	(1,263)
CZK 1,836,117	USD 84,387	Morgan Stanley Capital Services LLC	10/01/21	(455)
ILS 792,296	USD 246,576	Morgan Stanley Capital Services LLC	10/01/21	(823)
JPY 2,200,873,178	USD 20,068,942	Morgan Stanley Capital Services LLC	10/15/21	(292,312)
USD 1,546,453	SEK 13,390,059	Morgan Stanley Capital Services LLC	10/15/21	16,808
CHF 358,180	USD 387,024	Morgan Stanley Capital Services LLC	10/15/21	(2,584)
NZD 360,440	USD 254,998	Morgan Stanley Capital Services LLC	10/15/21	(6,184)
CNY 3,921,496	USD 604,188	Morgan Stanley Capital Services LLC	12/03/21	916
USD 84,231	CZK 1,836,117	Morgan Stanley Capital Services LLC	12/03/21	496
THB 23,053,643	USD 688,787	Standard Chartered Bank	10/01/21	(7,432)
SGD 537,066	USD 396,960	Standard Chartered Bank	10/01/21	(1,419)
USD 698,329	THB 23,053,643	Standard Chartered Bank	10/01/21	16,974
ZAR 10,344,239	USD 686,327	Standard Chartered Bank	10/01/21	598
USD 753,887	EUR 644,244	Standard Chartered Bank	10/15/21	7,472
USD 402,036	CAD 508,903	Standard Chartered Bank	10/15/21	256
USD 283,184	EUR 241,033	Standard Chartered Bank	10/15/21	3,925
USD 399,200	AUD 546,572	Standard Chartered Bank	10/15/21	4,036
EUR 31,265,599	USD 36,762,685	Standard Chartered Bank	10/15/21	(538,612)
USD 379,096	CAD 483,520	Standard Chartered Bank	10/15/21	(2,645)
USD 1,040,968	GBP 772,080	Standard Chartered Bank	10/15/21	(5,296)
USD 1,183,564	NZD 1,704,429	Standard Chartered Bank	10/15/21	6,985
USD 2,879,294	NOK 25,473,230	Standard Chartered Bank	10/15/21	(34,436)
USD 759,072	SEK 6,601,495	Standard Chartered Bank	10/15/21	4,934
USD 592,702	AUD 819,008	Standard Chartered Bank	10/15/21	571
USD 687,797	THB 23,053,643	Standard Chartered Bank	12/03/21	6,714
USD 680,377	ZAR 10,344,239	Standard Chartered Bank	12/03/21	(710)
USD 461,817	SEK 4,066,190	State Street Bank and Trust Co.	10/15/21	(2,694)
USD 709,367	AUD 987,509	State Street Bank and Trust Co.	10/15/21	(4,587)
USD 426,882	NZD 603,653	State Street Bank and Trust Co.	10/15/21	10,177
USD 809,242	CAD 1,024,440	State Street Bank and Trust Co.	10/15/21	445
CHF 737,004	USD 808,183	State Street Bank and Trust Co.	10/15/21	(17,146)
USD 766,910	AUD 1,035,986	State Street Bank and Trust Co.	10/15/21	17,908
USD 659,084	GBP 480,075	State Street Bank and Trust Co.	10/15/21	12,221
USD 223,704	CAD 280,798	State Street Bank and Trust Co.	10/15/21	2,014
SEK 9,655,944	USD 1,127,232	State Street Bank and Trust Co.	10/15/21	(24,162)
JPY 905,321	USD 8,280	State Street Bank and Trust Co.	10/15/21	(145)
USD 1,489,944	CHF 1,379,597	State Street Bank and Trust Co.	10/15/21	9,204
GBP 559,608	USD 762,688	State Street Bank and Trust Co.	10/15/21	(8,661)
USD 8,232	JPY 905,320	State Street Bank and Trust Co.	10/15/21	97
USD 765,141	EUR 653,769	State Street Bank and Trust Co.	10/15/21	7,689
GBP 615,779	USD 841,281	State Street Bank and Trust Co.	10/15/21	(11,568)
USD 602,289	SEK 5,226,878	State Street Bank and Trust Co.	10/15/21	$5,184
				$(968,185)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	10	12/15/21	$1,022,777	$(16,206)
Australia 3-Year Bond	26	12/15/21	2,188,654	(2,804)
Canada 10-Year Bond	3	12/20/21	339,057	(6,315)
Euro-Bobl 5-Year	40	12/08/21	6,251,824	(35,366)
Euro-Buxl® 30-year German Government Bond	10	12/08/21	2,355,380	(63,598)
Euro-OAT	45	12/08/21	8,650,237	(165,533)
Euro-Schatz	81	12/08/21	10,527,748	(4,548)
Japanese Government Bonds 10-Year Mini	52	12/10/21	7,078,485	(15,597)
Long Gilt	18	12/28/21	3,035,288	(96,816)
Long-Term Euro-BTP	9	12/08/21	1,584,096	(25,456)
U.S. Treasury Ultra Long Bond	6	12/21/21	1,146,375	(26,543)
			$44,179,921	$(458,782)
Short Contracts:
Euro-Bund	(14)	12/08/21	(2,753,944)	38,962
Japan 10-Year Bond (TSE)	(3)	12/13/21	(4,080,237)	10,997
U.S. Treasury 2-Year Note	(26)	12/31/21	(5,721,422)	4,115
U.S. Treasury 5-Year Note	(43)	12/31/21	(5,277,914)	28,120
U.S. Treasury Long Bond	(10)	12/21/21	(1,592,188)	29,339
U.S. Treasury Ultra 10-Year Note	(64)	12/21/21	(9,296,000)	82,949
			$(28,721,705)	$194,482

At September 30, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.283%	Semi-Annual	04/14/30	CAD	2,300,000	$(78,188)	$(78,188)
Pay	3-month CAD-CDOR	Semi-Annual	2.960	Semi-Annual	11/21/44	CAD	1,000,000	96,114	96,114
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	900,000	(2,280)	(2,280)
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	893,903	893,903
Pay	6-month JPY-LIBOR	Semi-Annual	0.147	Semi-Annual	12/07/35	JPY	40,000,000	(3,697)	(3,697)
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	277,200,000	94,203	94,203
Pay	NZD-BBR-FRA	Quarterly	1.318	Semi-Annual	12/31/22	NZD	28,413,000	–	–
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	131,486	131,486
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	50,801	50,800
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	178,231	178,231
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	66,830	66,830
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	136,826	136,826
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	200,000	45,425	45,425
Receive	6-month JPY-LIBOR	Semi-Annual	0.375	Semi-Annual	01/13/46	JPY	50,000,000	7,435	7,435
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(468,648)	(468,648)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(75,599)	(75,599)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(74,270)	(74,270)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(287,145)	(287,145)
Receive	1-month USD-LIBOR	Monthly	0.801	Monthly	05/19/26	USD	16,000,000	77,110	77,100
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	(221,927)	(221,927)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(161,392)	(161,392)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,000,000	4,177	4,013
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(101,563)	(101,563)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(100,888)	(100,888)
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	(81,645)	(81,645)
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	(67,228)	(67,228)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(38,487)	(38,487)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(84,670)	(84,670)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(95,826)	(95,826)
								$(160,912)	$(161,087)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-year Issue	At Maturity	(0.06)%	At Maturity	BNP Paribas	12/09/21	JPY	50,000,000	$(651)	$–	$(651)
Receive	Japanese Government 5-year Issue	At Maturity	(0.08)%	At Maturity	BNP Paribas	12/16/21	JPY	1,457,000,000	(1,982)	–	(1,982)
Receive	Japanese Government 20-year Issue	At Maturity	(0.08)%	At Maturity	Citibank N.A.	10/15/21	JPY	345,000,000	(9,336)	–	(9,336)
Receive	Japanese Government 30-year Issue	At Maturity	(0.06)%	At Maturity	Nomura Global Financial Products Inc.	11/19/21	JPY	230,000,000	(12,920)	–	(12,920)
									$(24,889)	$–	$(24,889)

At September 30, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Reference Entity(2)	Exercise Rate	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 36, Version 1	5.000%	Pay	107.000%	11/17/21	USD	5,330,000	$61,091	$24,386
									$61,091	$24,386

At September 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

Put USD vs. Call AUD	Citibank N.A.	10/27/21	0.738	USD	3,086,000	$21,432	$82
						$21,432	$82

At September 30, 2021, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Put USD vs. Call AUD	Citibank N.A.	10/27/21	0.758	USD	3,086,000	$5,046	$(7)
						$5,046	$(7)

At September 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Citibank N.A.	Pay	0.181%	6-month EUR-EURIBOR	10/29/21	EUR	1,373,000	$8,389	$(8,389)
Call on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Pay	1.830%	3-month USD-LIBOR	10/28/21	USD	493,000	10,304	(8,388)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Pay	1.840%	3-month USD-LIBOR	10/29/21	USD	493,000	$10,218	$(9,114)
Put on 10-Year Interest Rate Swap(4)	Citibank N.A.	Receive	0.181%	6-month EUR-EURIBOR	10/29/21	EUR	1,373,000	8,389	(8,389)
Put on 30-Year Interest Rate Swap(5)	Morgan Stanley Capital Services LLC	Receive	1.830%	3-month USD-LIBOR	10/28/21	USD	493,000	10,304	(10,199)
Put on 30-Year Interest Rate Swap(5)	Morgan Stanley Capital Services LLC	Receive	1.840%	3-month USD-LIBOR	10/29/21	USD	493,000	10,217	(9,757)
								$57,821	$(54,236)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Payments received quarterly.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.
(5)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $172,473,952.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,996,390
Gross Unrealized Depreciation	(8,331,846)
Net Unrealized Appreciation	$664,544